Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	Simulations Plus, Inc.
Entity Central Index Key	0001023459
Entity Incorporation, State or Country Code	CA
Entity File Number	001-32046
Entity Tax Identification Number	95-4595609
Entity Address, Address Line One	600 Park Offices Drive,
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	661
Local Phone Number	723-7723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	#4134